UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	3/31

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

Centerstone Investors Fund - Class A (CETAX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	11.4%
Mexico	2.1%
Cayman Islands	2.8%
Switzerland	3.0%
Sweden	3.2%
Spain	3.5%
Singapore	4.2%
Japan	4.9%
Canada	5.4%
France	11.1%
United States	27.3%

Fund Statistics

Net Assets	$67,029,657
Number of Portfolio Holdings	53
Advisory Fee	$188,833
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Exchange-Traded Funds	8.1%
Money Market Funds	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	8.2%
Singapore Exchange Ltd.	2.9%
Franco-Nevada Corporation	2.2%
Megacable Holdings S.A.B. de C.V.	2.1%
Schneider Electric S.E.	2.1%
Tencent Holdings Ltd. - ADR	2.1%
Banco Santander S.A.	2.1%
Hong Kong Exchanges & Clearing Ltd.	2.1%
Credit Agricole S.A.	2.1%
Eurofins Scientific S.E.	2.1%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Centerstone Investors Fund - Class A (CETAX)

Semi-Annual Shareholder Report  September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://centerstoneinv.com/strategies/centerstone-investors-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-CETAX

Centerstone Investors Fund - Class C (CENNX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	11.4%
Mexico	2.1%
Cayman Islands	2.8%
Switzerland	3.0%
Sweden	3.2%
Spain	3.5%
Singapore	4.2%
Japan	4.9%
Canada	5.4%
France	11.1%
United States	27.3%

Fund Statistics

Net Assets	$67,029,657
Number of Portfolio Holdings	53
Advisory Fee	$188,833
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Exchange-Traded Funds	8.1%
Money Market Funds	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	8.2%
Singapore Exchange Ltd.	2.9%
Franco-Nevada Corporation	2.2%
Megacable Holdings S.A.B. de C.V.	2.1%
Schneider Electric S.E.	2.1%
Tencent Holdings Ltd. - ADR	2.1%
Banco Santander S.A.	2.1%
Hong Kong Exchanges & Clearing Ltd.	2.1%
Credit Agricole S.A.	2.1%
Eurofins Scientific S.E.	2.1%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Centerstone Investors Fund - Class C (CENNX)

Semi-Annual Shareholder Report  September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://centerstoneinv.com/strategies/centerstone-investors-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-CENNX

Centerstone Investors Fund - Class I (CENTX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	11.4%
Mexico	2.1%
Cayman Islands	2.8%
Switzerland	3.0%
Sweden	3.2%
Spain	3.5%
Singapore	4.2%
Japan	4.9%
Canada	5.4%
France	11.1%
United States	27.3%

Fund Statistics

Net Assets	$67,029,657
Number of Portfolio Holdings	53
Advisory Fee	$188,833
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Exchange-Traded Funds	8.1%
Money Market Funds	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	8.2%
Singapore Exchange Ltd.	2.9%
Franco-Nevada Corporation	2.2%
Megacable Holdings S.A.B. de C.V.	2.1%
Schneider Electric S.E.	2.1%
Tencent Holdings Ltd. - ADR	2.1%
Banco Santander S.A.	2.1%
Hong Kong Exchanges & Clearing Ltd.	2.1%
Credit Agricole S.A.	2.1%
Eurofins Scientific S.E.	2.1%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Centerstone Investors Fund - Class I (CENTX)

Semi-Annual Shareholder Report  September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://centerstoneinv.com/strategies/centerstone-investors-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-CENTX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Centerstone Investors Fund
Class A Shares (CETAX)
Class C Shares (CENNX)
Class I Shares (CENTX)

Semi-Annual Financial Statements and
Additional Information
September 30, 2025

CENTERSTONE INVESTORS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 69.3%
	Canada - 5.4%
6,611	Franco-Nevada Corporation	$1,473,658
27,853	Quebecor, Inc., Class B	877,156
22,962	TC Energy Corporation(a)	1,248,722
		3,599,536
	Cayman Islands - 2.8%
3,421	Baidu, Inc. – ADR(a),(b)	450,785
16,641	Tencent Holdings Ltd. - ADR	1,416,981
		1,867,766
	Denmark - 1.4%
30,248	ISS A.S.	957,161

	France - 11.3%
1,654	Air Liquide S.A.	343,422
13,824	BNP Paribas S.A.	1,255,001
71,065	Credit Agricole S.A.	1,394,937
30,064	Edenred S.E.(a)	712,952
4,289	Remy Cointreau S.A.(a)	231,519
5,081	Schneider Electric S.E.	1,417,288
14,120	Sodexo S.A.	887,680
6,994	Vinci S.A.(b)	968,469
107,550	Worldline S.A.(a),(b),(c)	347,221
		7,558,489
	Hong Kong - 2.1%
24,600	Hong Kong Exchanges & Clearing Ltd.	1,397,250

	Ireland - 1.3%
29,604	Ryanair Holdings PLC	858,440

	Israel - 1.8%
194,226	ICL Group Ltd.	1,213,766

	Japan - 4.9%
43,915	FANUC Corporation	1,265,779
26,436	Nagaileben Company Ltd.	359,355

CENTERSTONE INVESTORS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 69.3% (Continued)
	Japan - 4.9% (Continued)
8,597	Shimano, Inc.	$965,132
39,937	Shiseido Company Ltd.(a)	682,515
		3,272,781
	Luxembourg - 2.1%
19,075	Eurofins Scientific S.E.	1,383,486

	Mexico - 2.1%
437,467	Megacable Holdings S.A.B. de C.V.(a)	1,421,538

	Netherlands - 1.3%
5,781	Heineken N.V.	450,779
9,254	Koninklijke Vopak N.V.(a)	424,133
		874,912
	Singapore - 4.2%
69,905	Oversea-Chinese Banking Corporation Ltd.	890,958
151,200	Singapore Exchange Ltd.	1,937,635
		2,828,593
	Spain - 3.5%
135,128	Banco Santander S.A.	1,407,755
27,554	Logista	934,856
		2,342,611
	Sweden - 3.2%
19,255	Loomis A.B.	821,358
69,120	Skandinaviska Enskilda Banken A.B.(a)	1,350,146
		2,171,504
	Switzerland - 3.0%
688	Barry Callebaut A.G.	942,122
11,520	Nestle S.A.	1,057,509
		1,999,631
	United States - 18.9%
2,632	Carlisle Companies, Inc.	865,823
8,920	CarMax, Inc.(b)	400,240
6,144	Chevron Corporation	954,102
2,147	Corpay, Inc.(b)	618,465

CENTERSTONE INVESTORS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 69.3% (Continued)
	United States - 18.9% (Continued)
9,077	Dollar General Corporation	$938,108
8,426	Emerson Electric Company	1,105,323
30,397	Envista Holdings Corporation(b)	619,187
9,914	Henry Schein, Inc.(a),(b)	657,992
2,142	McDonald’s Corporation	650,932
8,355	O’Reilly Automotive, Inc.(b)	900,753
5,154	Ross Stores, Inc.	785,418
7,357	Scotts Miracle-Gro Company (The)	418,981
6,939	Southern Copper Corporation	842,117
3,000	Tesla, Inc.(b)	1,334,160
7,872	Walt Disney Company (The)	901,344
669	WW Grainger, Inc.	637,530
		12,630,475

	TOTAL COMMON STOCKS (Cost $36,279,423)	46,377,939

	EXCHANGE-TRADED FUNDS — 8.2%
	United States - 8.2%
15,495	SPDR Gold Shares(b)	5,508,008

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,916,112)

	SHORT-TERM INVESTMENTS — 24.1%
	COLLATERAL FOR SECURITIES LOANED - 1.4%
937,506	State Street Navigator Securities Lending Government Money Market Portfolio, 4.18% (Cost $937,506)(d),(e)	937,506

	MONEY MARKET FUNDS - 22.7%
15,242,828	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.01% (Cost $15,242,828)(d)	15,242,828

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,180,334)	16,180,334

CENTERSTONE INVESTORS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Fair Value
TOTAL INVESTMENTS - 101.6% (Cost $54,375,869)	$68,066,281
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(1,036,624)
NET ASSETS - 100.0%	$67,029,657

A.B.	- Aktiebolag
A.G.	- Aktiengesellschaft
A.S.	- Aktieselskab
ADR	- American Depositary Receipt
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anónima Bursátil de Capital Variable
S.E.	- Société Européene
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at September 30, 2025. Total loaned securities had a value of $5,811,185 at September 30, 2025.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 347,221 or 0.5% of net assets.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(e)	The loaned securities were secured with short-term investment cash collateral of $937,506 and non-cash collateral of $5,169,129. The non-cash collateral consists of U.S. treasury notes, Government National Mortgage Association agency bonds, and U.S. treasury inflation indexed bonds held at the Fund’s securities lending agent. The Fund cannot pledge or resell the collateral.

CENTERSTONE INVESTORS

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2025

Centerstone Investors Fund
Assets:
Investments in securities, at cost	$54,375,869
Investments in securities, at value #	$68,066,281
Foreign currency, at value (Cost $29,640)	30,084
Interest and dividends receivable	135,493
Foreign tax reclaim receivable	21,310
Prepaid expenses and other assets	1,662
Total Assets	68,254,830

Liabilities:
Collateral on securities loaned (see Note 2)	937,506
Payable for fund shares redeemed	142,782
Payable to Adviser	27,320
Payable for shareholder servicing fees	14,479
Payable for distribution fees	7,885
Accrued expenses and other liabilities	91,576
Registration Expense	3,625
Total Liabilities	1,225,173

Net Assets	$67,029,657

Net Assets consist of:
Paid in capital (par value $0.001 per share)	$65,147,972
Accumulated Earnings	1,881,685
Net Assets	$67,029,657

Net Asset Value Per Share

Class I Shares:
Net Assets	$50,509,632
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	3,520,744
Net asset value, offering and redemption price per share	$14.35

Class A Shares:*
Net Assets	$10,628,975
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	745,539
Net asset value, and redemption price per share	$14.26
Offering price per share (NAV per share plus maximum sales charge of 5%)	$15.01

Class C Shares:
Net Assets	$5,891,050
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	422,683
Net asset value, offering and redemption price per share	$13.94
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge)^	$13.80

#	Includes $5,811,185 of securities out on loan.
*	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.
^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED SEPTEMBER 30, 2025

Centerstone Investors Fund
Investment Income:
Interest income	$340,848
Dividend income	1,177,328
Less: Foreign withholding taxes	(116,734)
Securities lending income, net	15,030
Total Investment Income	1,416,472

Operating Expenses:
Investment advisory fees	331,401
Distribution fees - Class A Shares	17,508
Distribution fees - Class C Shares	32,714
Shareholder servicing fees	65,833
Administration fees	43,808
Registration & filing fees	27,450
Chief Compliance Officer fees	11,794
Legal fees	10,654
Audit fees	10,374
Trustees’ fees	7,801
Others expenses	38,232
Total Operating Expenses	597,569
Less: Fees waived by the advisor	(142,568)
Net Operating Expenses	455,001
Net Investment Income	961,471

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain from:
Investments	2,995,429
Forward foreign currency contracts	87,791
3,083,220
Net change in unrealized appreciation (depreciation) from:
Investments	4,675,300
Foreign currency translations	(9,872)
Forward foreign currency contracts	437
4,665,865

Net Realized and Unrealized Gain	7,749,085

Net Increase in Net Assets Resulting From Operations	$8,710,556

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS

STATEMENT OF CHANGES IN NET ASSETS

	Centerstone Investors Fund
	Six Months Ended September 30, 2025	Year Ended March 31, 2025
	(Unaudited)
Operations:
Net investment income	$961,471	$1,990,777
Net realized gain from investments, and forward foreign currency contracts	3,083,220	18,288,575
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, and forward foreign currency contracts	4,665,865	(17,153,128)

Net Increase in Net Assets Resulting From Operations	8,710,556	3,126,224

Distributions to Shareholders From:
Total Distributions Paid
Class I	-	(2,274,783)
Class A	-	(316,681)
Class C	-	(78,437)
Total Distributions to Shareholders	-	(2,669,901)

Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	1,212,636	4,136,703
Class A	759,601	2,693,611
Class C	92,000	76,678
Reinvestment of distributions
Class I	-	2,224,345
Class A	-	312,945
Class C	-	77,812
Cost of shares redeemed
Class I	(11,490,744)	(92,520,584)
Class A	(5,007,340)	(7,367,728)
Class C	(1,797,262)	(2,105,672)
Net Decrease in Net Assets From Share Transactions of Beneficial Interest	(16,231,109)	(92,471,890)

Total Decrease in Net Assets	(7,520,553)	(92,015,567)

Net Assets:
Beginning of Period	74,550,210	166,565,777
End of Period	$67,029,657	$74,550,210

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS FUND

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period/year:

	Class I
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022		Year Ended March 31, 2021
Net asset value, beginning of period	$12.72		$12.60		$12.18		$12.70	$13.07		$8.59
Income from investment operations:
Net investment income *	0.19		0.20		0.18		0.17	0.10		0.08
Net realized and unrealized gain (loss)	1.44		0.20		0.43		(0.49)	(0.31)		4.48
Total income (loss) from investment operations	1.63		0.40		0.61		(0.32)	(0.21)		4.56
Less distributions:
From net investment income	-		(0.28)		(0.19)		-	(0.16)		(0.08)
From net realized gains	-		-		-		(0.20)	-		-
Total distributions	-		(0.28)		(0.19)		(0.20)	(0.16)		(0.08)

Paid in capital from redemption fees	-		-		-		-	0.00	(1)	0.00	(1)

Net asset value, end of period	$14.35		$12.72		$12.60		$12.18	$12.70		$13.07

Total return (2)	12.81	% (3)(6)	3.29	% (6)	5.14	% (6)	(2.47)%	(1.58)%		53.22%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$50,510		$54,465		$140,431		$161,527	$248,482		$237,904

Ratios of expenses to average net assets
Before fee waivers	1.49	% (4)	1.25%		1.21%		1.15%	1.11	% (5)	1.23	% (5)
After fee waivers	1.10	% (4)	1.10%		1.10%		1.10%	1.10	% (5)	1.12	% (5)
Ratios of net investment income to average net assets
Before fee waivers	2.37	% (4)	1.45%		1.41%		1.37%	0.71	% (5)	0.60	% (5)
After fee waivers	2.76	% (4)	1.60%		1.52%		1.41%	0.72	% (5)	0.72	% (5)
Portfolio turnover rate	0.69	% (3)	13.98%		36.42%		44.27%	31.56%		34.65%

*	The net investment income per share data was determined using the average shares outstanding throughout the year.
(1)	Amount is less than $0.005 per share.
(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(3)	Not annualized.
(4)	Annualized for periods less than one year.
(5)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.
(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS FUND

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period/year:

	Class A
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022		Year Ended March 31, 2021
Net asset value, beginning of period	$12.65		$12.52		$12.11		$12.65	$13.02		$8.56
Income from investment operations:
Net investment income *	0.16		0.14		0.16		0.13	0.06		0.05
Net realized and unrealized gain (loss)	1.45		0.24		0.40		(0.47)	(0.30)		4.46
Total income (loss) from investment operations	1.61		0.38		0.56		(0.34)	(0.24)		4.51
Less distributions:
From net investment income	-		(0.25)		(0.15)		-	(0.13)		(0.05)
From net realized gains	-		-		-		(0.20)	-		-
Total distributions	-		(0.25)		(0.15)		(0.20)	(0.13)		(0.05)

Paid in capital from redemption fees	-		-		-		-	0.00	(1)	0.00	(1)

Net asset value, end of period	$14.26		$12.65		$12.52		$12.11	$12.65		$13.02

Total return (2)	12.73	% (3)(6)	3.08	% (6)	4.75	% (6)	(2.64)%	(1.84)%		52.79%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10,629		$13,249		$17,397		$21,500	$24,982		$25,590

Ratios of expenses to average net assets
Before fee waivers	1.74	% (4)	1.51%		1.46%		1.40%	1.36	% (5)	1.48	% (5)
After fee waivers	1.35	% (4)	1.35%		1.35%		1.35%	1.35	% (5)	1.37	% (5)
Ratios of net investment income to average net assets
Before fee waivers	2.04	% (4)	0.95%		1.20%		1.06%	0.46	% (5)	0.34	% (5)
After fee waivers	2.43	% (4)	1.11%		1.31%		1.11%	0.47	% (5)	0.45	% (5)
Portfolio turnover rate	0.69	% (3)	13.98%		36.42%		44.27%	31.56%		34.65%

*	The net investment income per share data was determined using the average shares outstanding throughout the year.
(1)	Amount is less than $0.005 per share.
(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(3)	Not annualized.
(4)	Annualized for periods less than one year.
(5)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.
(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

CENTERSTONE INVESTORS FUND

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period/year:

	Class C
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022		Year Ended March 31, 2021
Net asset value, beginning of period	$12.42		$12.27		$11.86		$12.49	$12.85		$8.47
Income from investment operations:
Net investment income (loss) *	0.12		0.05		0.06		0.04	(0.04)		(0.03)
Net realized and unrealized gain (loss)	1.40		0.23		0.40		(0.47)	(0.29)		4.41
Total income (loss) from investment operations	1.52		0.28		0.46		(0.43)	(0.33)		4.38
Less distributions:
From net investment income	-		(0.13)		(0.05)		-	(0.03)		-
From net realized gains	-		-		-		(0.20)	-		-
Total distributions	-		(0.13)		(0.05)		(0.20)	(0.03)		-

Paid in capital from redemption fees	-		-		-		-	-		0.00	(1)

Net asset value, end of period	$13.94		$12.42		$12.27		$11.86	$12.49		$12.85

Total return (2)	12.24	% (3)(6)	2.34	% (6)	3.95	% (6)	(3.40)%	(2.56)%		51.71%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$5,891		$6,837		$8,737		$9,554	$11,632		$12,256

Ratios of expenses to average net assets
Before fee waivers	2.49	% (4)	2.25%		2.21%		2.15%	2.11	% (5)	2.23	% (5)
After fee waivers	2.10	% (4)	2.10%		2.10%		2.10%	2.10	% (5)	2.12	% (5)
Ratios of net investment income (loss) to average net assets
Before fee waivers	1.44	% (4)	0.22%		0.41%		0.30%	(0.29	)% (5)	(0.40	)% (5)
After fee waivers	1.82	% (4)	0.38%		0.51%		0.35%	(0.28	)% (5)	(0.28	)% (5)
Portfolio turnover rate	0.69	% (3)	13.98%		36.42%		44.27%	31.56%		34.65%

*	The net investment income per share data was determined using the average shares outstanding throughout the year.
(1)	Amount is less than $0.005 per share.
(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(3)	Not annualized.
(4)	Annualized for periods less than one year.
(5)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.
(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

1.	ORGANIZATION

The Centerstone Investors Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, (the “Trust”) a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund reorganized on March 5, 2021 from its predecessor fund to a series of Northern Lights Fund Trust III. The Fund seeks long-term growth of capital. Centerstone Investors, LLC (the “Advisor”) manages the Fund. The Fund’s inception date is May 3, 2016.

All classes of shares of the Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights

a. Investment Valuation – The Fund records its investments at fair value. In determining the Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

Exchange-traded options; futures and options on futures are valued at the settlement price determined by the exchange.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Advisor in the case of securities for which the Advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Advisor believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Advisor believes to be reliable.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the six months ended as of September 30, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,377,939	$-	$-	$46,377,939
Exchange-Traded Funds	5,508,008	-	-	5,508,008
Collateral for Securities Loaned	937,506	-	-	937,506
Money Market Funds	15,242,828	-	-	15,242,828
Total Assets	$68,066,281	$-	$-	$68,066,281

The Fund did not hold any Level 2 or 3 securities as of September 30, 2025.

b. Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

d. Foreign Currency Translations – The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

e. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Fund may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s investments in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency contracts outstanding, if any, are listed after the Fund’s Schedule of Investments. As of September 30, 2025, the Fund did not hold any forward foreign currency contracts. For the six months ended September 30, 2025, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $0.

f. Options Transactions – The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

g. Short Sales – The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund’s custodian of cash or liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Fund may also sell a security short “against the box.” Short sales “against the box” are short sales of securities that the Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box

h. Redemptions In-Kind – The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash and the shareholder will bear market risk until the securities are converted to cash.

i. Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations –

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2025:

Derivative Investment Type / Primary Risk Exposure	Location of Gain (Loss) on Derivatives
Currency contracts / Currency Risk	Net realized gain from: Forward foreign currency contracts

Currency contracts / Currency Risk	Net change in unrealized appreciation (depreciation) from: Forward foreign currency translations

Realized gain on derivatives recognized in the Statement of Operations

Derivative Investment type / Primary Risk Exposure	Currency Contracts
Forward Foreign Currency Contracts / Currency Risk	$87,791

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

Changes in unrealized appreciation on derivatives recognized in the Statement of Operations

Derivative Investment type / Primary Risk Exposure	Currency Contracts
Forward Foreign Currency Contracts / Currency Risk	$437

j. Lending Portfolio Securities – For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting generally of cash, US Government and agency securities, letters of credit or other collateral as deemed appropriate by the Board, in an amount at least equal to the current market value of the loaned securities, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the Advisor does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. While there are no limits on the number of borrowers to which the Fund may lend securities, in practice, the Fund may end up lending securities to only one or a small group of borrowers.

Cash collateral may be invested by the Fund in short-term investments including money-market funds. Investment of cash collateral offers the opportunity for the Fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the Fund’s shares in the collateral pool decrease below their initial value.

After predetermined rebates to borrowers, the Fund retains a portion of its respective net securities lending income and pays the custodian the remaining portion.

The following table is a summary of the Fund’s securities loaned and related collateral which are subject to a netting agreement as of September 30, 2025:

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged *	Cash Collateral Received		Net Amount of Assets
Description:
Securities Loaned	$5,811,185	$-	$5,811,185	$5,169,129	$642,056	*	$-
Total	$5,811,185	$-	$5,811,185	$5,169,129	$642,056		$-

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged. Non-cash collateral is not reflected in the Fund’s records as the Fund does not have control of this collateral.

The fair value of the securities loaned for the Fund totaled $5,811,185 at September 30, 2025. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $937,506 for the Fund at September 30, 2025. This amount is offset by a liability recorded as “Collateral for securities loaned.” The contractual maturity of securities purchased with the cash collateral is on an overnight and continuous basis. At September 30, 2025, the Fund received non-cash collateral of $5,169,129. The non-cash collateral consists of U.S. treasury notes, Government National Mortgage Association agency bonds, and U.S. treasury inflation indexed bonds, with coupon rates ranging from 0.01% to 4.875% and maturity dates from 10/15/2025 to 07/16/2057 and is held at the Fund’s securities lending agent. The Fund cannot pledge or resell the collateral.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

			Remaining Contractual Maturity of Collateral, As of September 30,
	Overnight and Continuous	Less than 30 days	Between 30 and 90 days	More than 90 days	Total
Cash Collateral	$937,506	$-	$-	$-	$937,506
Non-Cash Collateral	$-	$1,858	$8,747	$5,158,524	$5,169,129
	$937,506	$1,858	$8,747	$5,158,524	$6,106,635

k. Foreign Securities Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

l. Federal Income Taxes – It is the Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2023 through 2025, or expected to be taken in the Fund’s March 31, 2026 year-end tax returns. The Fund identifies its major tax jurisdictions as US federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2025, the Fund did not incur any interest or penalties.

m. Distributions to Shareholders – It is the Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

n. Class Accounting – Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of the Fund have equal voting privileges with respect to the Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

o. Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income.

p. Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

q. Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

r. Market Risk – The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value. Local, state,

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, tariffs or trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Advisory Fees – The Advisor serves as the Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Fund, manages all business activities of the Fund. As compensation for its services, the Fund pays the Advisor an annualized rate of 0.90% of the Fund’s respective average daily net assets, accrued daily and paid monthly. For the six months ended September 30, 2025, the Advisor earned advisory fees of $331,401 for the Fund.

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund does not exceed 1.35%, 2.10% and 1.10%, of the Fund’s average net assets, for Class A, Class C and Class I shares, respectively, through at least August 1, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board upon sixty (60) days’ written notice to the Advisor. The Advisor is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded.

During the six months ended September 30, 2025, the Advisor waived fees totaling $142,568 for the Fund. As more fully described above, waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or paid.

The following amounts are subject to recapture by the Fund until the following dates:

3/31/2026	3/31/2027	3/31/2028
$97,967	$190,668	$204,743

b. Distributor – The Distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A and Class C shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated at an annual rate of 0.25% and 1.00% per year of the average daily net assets of the Fund’s Class A and Class C shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. For the six months ended September 30, 2025, the Fund incurred distribution fees of $50,222.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended September 30, 2025.

Fund	Underwriting Commissions	Amount Retained by Underwriter
Class A	$144	$12
Class C	970	50

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

c. Administration, Fund Accounting and Transfer Agency Fees

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments and in-kind transactions, for the six months ended September 30, 2025 were as follows:

Purchases (excluding U.S. Government Securities)	Sale Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Proceeds of U.S. Government Securities
$388,001	$11,447,818	$-	$-

5.	SHARES OF BENEFICIAL INTEREST

At September 30, 2025, the Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for the Fund for the six months ended September 30, 2025:

Issued	Distributions Reinvested	Redeemed	Net Increase/ (Decrease) in Shares
Class I Shares
90,429	-	(851,455)	(761,026)

Class A Shares
55,482	-	(357,096)	(301,614)

Class C Shares
6,988	-	(134,955)	(127,967)

Following is a summary of shareholder transactions for the Fund for the year ended March 31, 2025:

			Net Increase/
	Distributions		(Decrease)
Issued	Reinvested	Redeemed	in Shares
Class I Shares
328,701	182,323	(7,377,928)	(6,866,904)

Class A Shares
217,915	25,757	(585,663)	(341,991)

Class C Shares
6,332	6,511	(174,021)	(161,178)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,846,622 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross	Gross	Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	Depreciation	(Depreciation)
$19,238,555	$(6,018,896)	$13,219,659

The tax character of Fund distributions paid for the years ended March 31, 2025, and March 31, 2024, were as follows:

For fiscal year ended March 31, 2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
	$2,669,901	$-	$-	$2,669,901

For fiscal year ended March 31, 2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
	$2,537,607	$-	$-	$2,537,607

As of March 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$1,548,166	$-	$-	$(16,931,398)	$-	$8,554,361	$(6,828,871)

The unrealized appreciation (depreciation) in the table above includes net unrealized foreign currency gain of $9,872 for the Fund.

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts.

At March 31, 2025, the Fund had capital loss carry-forwards for federal income tax purposes available to offset future capital gains, utilized as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total	CLCF Utilized
$3,162,074	$13,769,324	$16,931,398	$9,954,476

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a fund creates the presumption of control of the fund, under Section 2(a)(a) of the 1940 Act. As of September 30, 2025, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 46% of the outstanding voting securities of the Fund.

8.	PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

A special meeting of shareholders was held on November 5, 2025 to approve an agreement and plan of reorganization whereby the Fund would be reorganized into FPA Crescent Fund, an existing series of Investment Managers Series Trust III.

ADDITIONAL INFORMATION (UNAUDITED)

September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (877) 314-9006, by visiting www.centerstoneinv.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Principal Executive Officer

Date:	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Principal Executive Officer

Date:	12/5/2025

By	/s/ Richard Gleason
Principal Financial Officer

Date:	12/5/2025